Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures
Investments in associates	$ 12	$ 16
Investments in joint ventures	69	62
Investments in associates and joint ventures	81	78
Joint ventures | Associates
Disclosure Of Associates And Joint Ventures
Goodwill	$ 3	$ 3